Partnership Equity and Distributions	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Partnership Equity and Distributions
Partnership Equity and Distributions
During the year ended December 31, 2016, we issued no common units pursuant to our 2014 equity distribution agreement. As of December 31, 2016, approximately $349 million of common units remained available for sale pursuant to our 2014 equity distribution agreement.
During the year ended December 31, 2015, we issued 788,033 common units pursuant to our 2014 equity distribution agreement and received proceeds of $31 million, net of commissions and offering costs of less than $1 million.
In June 2014, we filed a shelf registration statement on Form S-3 with the SEC with a maximum offering price of $500 million, which became effective on July 11, 2014. The shelf registration statement allows us to issue additional common units. In September 2014, we entered into an equity distribution agreement, or the 2014 equity distribution agreement, with a group of financial institutions as sales agents. The 2014 equity distribution agreement provides for the offer and sale from time to time, through our sales agents, of common units having an aggregate offering amount of up to $500 million. During the year ended December 31, 2014, we issued 2,256,066 of our common units pursuant to the 2014 equity distribution agreement and received proceeds of $119 million, net of commissions and accrued offering costs of $1 million, which were used to finance growth opportunities and for general partnership purposes.
In March 2014, we issued 14,375,000 common units to the public at $48.90 per unit. We received proceeds of $677 million, net of offering costs.
In March 2014, we issued 4,497,158 common units to DCP Midstream, LLC as partial consideration for certain transactions that closed in March 2014.

Definition of Available Cash — Our partnership agreement requires that, within 45 days after the end of each quarter, we distribute all of our Available Cash, as defined in the partnership agreement, to unitholders of record on the applicable record date, as determined by our general partner. Available Cash, for any quarter, consists of all cash and cash equivalents on hand at the end of that quarter:

•	less the amount of cash reserves established by the general partner to:
•provide for the proper conduct of our business;
•comply with applicable law, any of our debt instruments or other agreements; and

•	provide funds for distributions to the unitholders and to our general partner for any one or more of the next four quarters;

•	plus, if our general partner so determines, all or a portion of cash and cash equivalents on hand on the date of determination of Available Cash for the quarter.

General Partner Interest and Incentive Distribution Rights - The general partner is entitled to a percentage of all quarterly distributions equal to its general partner interest of approximately 0.3% and limited partner interest of approximately 1.7% as of December 31, 2016. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest.

The incentive distribution rights held by the general partner entitle it to receive an increasing share of Available Cash when pre-defined distribution targets are achieved. Currently, our distribution to our general partner related to its incentive distribution rights is at the highest level. The general partner’s incentive distribution rights were not reduced as a result of our common unit issuances, and will not be reduced if we issue additional units in the future and the general partner does not contribute a proportionate amount of capital to us to maintain its current general partner interest. Please read the Distributions of Available Cash sections below for more details about the distribution targets and their impact on the general partner’s incentive distribution rights.

Distributions of Available Cash - Our partnership agreement, after adjustment for the general partner’s relative ownership level, requires that we make distributions of Available Cash from operating surplus for any quarter in the following manner:

•	first, to all unitholders and the general partner, in accordance with their pro rata interest, until each unitholder receives a total of $0.4025 per unit for that quarter;

•
second, 13% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders pro rata until each unitholder receives a total of $0.4375 per unit for that quarter;

•
third, 23% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders pro rata until each unitholder receives a total of $0.525 per unit for that quarter; and

•	thereafter, 48% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders.
The following table presents our cash distributions paid in 2016, 2015 and 2014:

Payment Date	Per Unit Distribution	Total Cash Distribution
	(Millions)
November 14, 2016	$0.7800	$120
August 12, 2016	$0.7800	$121
May 13, 2016	$0.7800	$121
February 12, 2016	$0.7800	$121
November 13, 2015	$0.7800	$120
August 14, 2015	$0.7800	$121
May 15, 2015	$0.7800	$121
February 13, 2015	$0.7800	$120
November 14, 2014	$0.7700	$117
August 14, 2014	$0.7575	$111
May 15, 2014	$0.7450	$106
February 14, 2014	$0.7325	$86